Offsets	Mar. 10, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Maris-Tech Ltd.
Form or Filing Type	F-3
File Number	333-270330
Initial Filing Date	Mar. 07, 2023
Fee Offset Claimed	$ 10,799.60
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Ordinary Shares, Warrants and Units
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 98,000,000.00
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the registrant offsets $10,799.60 of the filing fee payable under this registration statement with a portion of the filing fee previously paid in connection with the registrant’s Registration Statement on Form F-3 (File No. 333-270330), filed March 7, 2023, relating to unsold securities with an aggregate offering amount of $98,000,000 remaining under such prior registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Maris-Tech Ltd.
Form or Filing Type	F-3
File Number	333-270330
Filing Date	Mar. 07, 2023
Fee Paid with Fee Offset Source	$ 10,799.60